Average Annual Total Returns{- Fidelity Canada Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Canada Fund	Fidelity Canada Fund Return Before Taxes Past 1 year	Fidelity Canada Fund Return Before Taxes Past 5 years	Fidelity Canada Fund Return Before Taxes Past 10 years	Fidelity Canada Fund After Taxes on Distributions Past 1 year	Fidelity Canada Fund After Taxes on Distributions Past 5 years	Fidelity Canada Fund After Taxes on Distributions Past 10 years	Fidelity Canada Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Canada Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Canada Fund After Taxes on Distributions and Sales Past 10 years	DR001 Past 1 year	DR001 Past 5 years	DR001 Past 10 years
Total	4.39%	9.12%	2.94%	4.06%	8.48%	2.31%	3.34%	7.39%	2.43%	7.49%	11.23%	3.16%